OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivable - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in the allowances of other receivables
At the beginning of the year	$ (3,819)	$ (5,080)
Increases	(385)	(2,236)
Uses	778
RECPAM and currency translation adjustments	2,077	3,497
At the end of the year	$ (1,349)	$ (3,819)